Segmented information	9 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segmented information
4. Segmented information

At March 31, 2012 the Company has one reportable operating segment, being mineral exploration.

An operating segment is defined as a component of the Company:

  that engages in business activities from which it may earn revenues and incur expenses;

  whose operating results are reviewed regularly by the entity’s chief operating decision maker; and

  for which discrete financial information is available.

The Company operates in two geographical areas, being Canada, and Mexico. The following is an analysis of the Company’s assets by geographical area and reconciled to the Company’s consolidated financial statements:

	March 31,	June 30,
	2012	2011
	$	$
Assets by geographic segment, at cost		(Note 14)
Canada
Current assets	3,125,135	8,503,709
Equipment	75,768	49,782
	3,200,903	8,553,491

Mexico
Current assets	2,073,964	1,104,022
Equipment	520,276	499,302
Mineral interests	57,864,248	48,839,128
	60,458,488	50,442,452
	63,659,391	58,995,943